Annual Operating Expenses {- Fidelity Stocks for Inflation ETF} - 09.30 Fidelity Factor ETFs Combo PRO-07 - Fidelity Stocks for Inflation ETF - Fidelity Stocks for Inflation ETF	Dec. 01, 2020
Operating Expenses:
Management fee	0.29%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.29%